PROSPECTUS

GENERAL INFORMATION
AND CONTENTS

        1  ABOUT THE TRUST
      ---

        1  CAPITAL GROWTH FUND
      ---

        3  VALUE INCOME STOCK FUND
      ---

        6  SMALL CAP EQUITY FUND
      ---

        8  MID-CAP EQUITY FUND
      ---

       10  BALANCED FUND
      ---

       13  SUNBELT EQUITY FUND
      ---

       15  INTERNATIONAL EQUITY INDEX FUND
      ---

       18  INTERNATIONAL EQUITY FUND
      ---

       21  RISK CONSIDERATIONS
      ---

       26  PURCHASING FUND SHARES
      ---

       33  TAX INFORMATION
      ---

       38  FUND INVESTMENTS
      ---

       39  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---

    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares and Flex Shares of the Equity Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE FUNDS:
    - ARE NOT BANK DEPOSITS
    - ARE NOT FEDERALLY INSURED
    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY
    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS.

    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.

OCTOBER 1, 1997
(AS REVISED APRIL 10, 1998)

                                                          PROSPECTUS  1

ABOUT THE TRUST

    STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Investor Shares and Flex Shares of the Capital Growth Fund, Value Income Stock Fund, Small Cap Equity Fund, Mid-Cap Equity Fund, Balanced Fund, Sunbelt Equity Fund, International Equity Index Fund, and International Equity Fund.

CHOOSING INVESTOR OR FLEX SHARES

    Each class has its own expense structure and other characteristics, allowing you to decide which class best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES

- Front-end sales charge

- Lower annual expenses

- $2,000 minimum initial investment

FLEX SHARES

- Deferred sales charge on shares redeemed within one year of purchase

- Higher annual expenses

- $10,000 minimum initial investment

FUND INFORMATION

CAPITAL GROWTH FUND
FUND OBJECTIVE

[LOGO]
           The Capital Growth Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants, and securities convertible into common stock which, in its Advisor's opinion, are undervalued in the marketplace at the time of purchase.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of undervalued equity securities traded in the United States.

    Based on its analysis of overall business cycles, the Advisor rotates the Fund's investments between various market sectors.

    The Fund may invest in securities of foreign issuers, high yield securities; and shares of money market investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Capital Growth Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

2  PROSPECTUS

    - Credit Risk;

    - Event Risk;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Anthony Gray has managed the Capital Growth Fund since it began operating. He has more than 30 years of investment experience, and has served as Chairman and Chief Executive Officer of STI Capital Management, N.A. since 1979.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the CAPITAL GROWTH FUND.

                                                                           INVESTOR SHARES       FLEX SHARES
----------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases*                                    3.75%               None
    Maximum Deferred Sales Charge                                                 None                2.00%

(*)  SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   1.05%               1.05%
  12b-1 Distribution & Service Fees After Reimbursements(2)                        .56%                .95%
  Other Expenses After Fee Waivers and Reimbursements(3)                           .21%                .29%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)           1.82%               2.29%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .68% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .30% FOR FLEX SHARES.

(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 2.04% FOR INVESTOR SHARES AND 2.45% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $55        $93       $132      $243
      contingent deferred sales charge* for FLEX
       SHARES                                         $43        $72       $123      $263

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

                                                          PROSPECTUS  3

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor and Flex Shares of the CAPITAL GROWTH FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------
CAPITAL GROWTH FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                               REALIZED AND
                      NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                        VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET
                      BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END
                      OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN
                      ---------   ----------   ------------   -------------   -------------   ----------   ------------
     INVESTOR SHARES
  1997                 $14.89       $0.03         $3.10          $(0.02)         $(2.94)        $  15.06         23.74%
  1996                  12.17        0.03          3.32           (0.04)          (0.59)           14.89         28.18%
  1995                  11.98        0.09          0.57           (0.07)          (0.40)           12.17          5.93%
  1994                  11.93        0.09          0.31           (0.09)          (0.26)           11.98          3.26%
  1993(1)               10.00        0.06          1.93           (0.06)         --                11.93         20.49%*

     FLEX SHARES
  1997                 $14.84       $(0.01)       $3.07          $--             $(2.94)        $  14.96         23.24%
  1996(2)               12.20        0.02          3.26           (0.05)          (0.59)           14.84         27.48%*

                                                                                  RATIO OF NET
                                                                                   INVESTMENT
                                                   RATIO OF     RATIO OF EX-      INCOME (LOSS)
                                                     NET       PENSES TO AVER-   TO AVERAGE NET
                                                  INVESTMENT   AGE NET ASSETS        ASSETS
                                      RATIO OF      INCOME       (EXCLUDING        (EXCLUDING
                       NET ASSETS     EXPENSES    (LOSS) TO      WAIVERS AND       WAIVERS AND     PORTFOLIO  AVERAGE
                         END OF      TO AVERAGE    AVERAGE          REIM-             REIM-        TURNOVER   COMMISSION
                      PERIOD (000)   NET ASSETS   NET ASSETS     BURSEMENTS)       BURSEMENTS)     RATE(3)     RATE**
                      ------------   ----------   ----------   ---------------   ---------------   --------   --------
     INVESTOR SHARES
  1997                  $  218,660     1.80%         0.19%         2.02%             (0.03)%          141%    $0.0620
  1996                     191,078     1.80%         0.24%         2.08%             (0.04)%          156%      --
  1995                     160,875     1.80%         0.73%         2.10%              0.43%           128%      --
  1994                     170,795     1.80%         0.64%         2.11%              0.33%           124%      --
  1993(1)                  131,858     1.80%*        0.81%*        2.06%*             0.55%*           95%      --
     FLEX SHARES
  1997                  $   36,753     2.27%        (0.29)%        2.43%             (0.45)%          141%    $0.0620
  1996(2)                   10,969     2.27%*       (0.29)%*       2.68%*            (0.70)%*         156%      --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

(1)  COMMENCED OPERATIONS ON JUNE 9, 1992.

(2)  COMMENCED OPERATIONS ON JUNE 1, 1995.

(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

VALUE INCOME STOCK FUND
FUND OBJECTIVE

[LOGO]
           The Value Income Stock Fund seeks to provide current income with a secondary goal of achieving capital appreciation by investing primarily in equity securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund strives to provide a yield above that of the S&P 500 Stock Index. The Fund primarily invests in equity securities of companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends.

    The Fund may invest in securities of foreign issuers, high yield securities, futures, options, and securities issued by companies with smaller market capitalizations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

4  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Value Income Stock Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Credit Risk;

    - Event Risk;

    - Hedging Risks;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Mills Riddick, CFA, is Senior Vice President, STI Capital Management, N.A. and has managed the Value Income Stock Fund since April 1995. He has more than 15 years of investment experience, and has been a portfolio manager at STI Capital Management since 1989. Prior to joining STI Capital Management, N.A., Mr. Riddick served as a broker with Drexel Burnham Lambert.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the VALUE INCOME STOCK FUND.

                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%

*  SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees                                                        .80%              .80%
  12b-1 Distribution & Service Fees After Reimbursements(1)                       .31%              .98%
  Other Expenses After Fee Waivers and Reimbursements(2)                          .21%              .24%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)          1.32%             2.02%

(1) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICES FEES WOULD BE .33% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(2) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .25% FOR FLEX SHARES.

(3) ABSENT THE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.34% FOR INVESTOR SHARES AND 2.05% FOR FLEX SHARES. THESE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $50        $78       $107      $191
      contingent deferred sales charge* for FLEX
       SHARES                                         $41        $63       $109      $235

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  5

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

*IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND
SHARES."

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor and Flex Shares of the VALUE INCOME STOCK FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-------------------------
VALUE INCOME STOCK FUND
-------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                 REALIZED
                                                   AND
                         NET                    UNREALIZED                    DISTRIBUTIONS      NET
                        ASSET        NET        NET GAINS     DISTRIBUTIONS       FROM          ASSET
                        VALUE     INVESTMENT     (LOSSES)       FROM NET        REALIZED        VALUE
                      BEGINNING     INCOME          ON         INVESTMENT        CAPITAL        END OF        TOTAL
                      OF PERIOD     (LOSS)     INVESTMENTS       INCOME           GAINS         PERIOD        RETURN
                      ---------   ----------   ------------   -------------   -------------   ----------   ------------
     INVESTOR SHARES
  1997                 $13.13       $0.25         $2.32          $(0.26)         $(1.76)        $13.68        21.69%
  1996                  11.58        0.30          1.71           (0.30)          (1.16)         13.13        27.39%
  1995                  10.52        0.28          1.56           (0.27)          (0.51)         11.58        18.71%
  1994                  10.23        0.26          0.67           (0.27)          (0.37)         10.52         9.27%
  1993(1)                9.73        0.09          0.44           (0.03)         --              10.23        19.42%*

     FLEX SHARES
  1997                 $13.08       $0.18         $2.29          $(0.18)         $(1.76)        $13.61        20.91%*
  1996(2)               11.59        0.26          2.65           (0.26)          (1.16)         13.08        26.52%*

                                                                                    RATIO OF
                                                   RATIO OF                            NET
                                                     NET          RATIO OF         INVESTMENT
                                      RATIO OF    INVESTMENT     EXPENSES TO      INCOME (LOSS)
                                      EXPENSES      INCOME       AVERAGE NET       TO AVERAGE
                          NET            TO       (LOSS) TO        ASSETS          NET ASSETS
                         ASSETS       AVERAGE      AVERAGE       (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                         END OF         NET          NET         WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                      PERIOD (000)     ASSETS       ASSETS     REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)     RATE**
                      ------------   ----------   ----------   ---------------   ---------------   --------   --------
     INVESTOR SHARES
  1997                  $  165,999     1.30%        2.01%          1.31%             2.00%            105%    0.$0609
  1996                     130,597     1.30%        2.47%          1.37%             2.40%            134%      --
  1995                      92,256     1.30%        2.80%          1.41%             2.69%            126%      --
  1994                      60,589     1.25%        2.80%          1.44%             2.61%            149%      --
  1993(1)                   24,779     1.15%*       4.51%*         1.63%*            4.04%*            35%      --
     FLEX SHARES
  1997                     $73,466     2.00%        1.33%          2.03%             1.30%            105%    0.$0609
  1996(2)                   26,298     2.00%*       1.72%*         2.15%*            1.57%*           134%      --

 * ANNUALIZED.

** AVERAGE COMMISSIONS RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

(1)  COMMENCED OPERATIONS ON FEBRUARY 17, 1993.

(2)  COMMENCED OPERATIONS ON JUNE 1, 1995.

(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

6  PROSPECTUS

SMALL CAP EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Small Cap Equity Fund seeks to provide capital appreciation with a secondary goal of achieving current income.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities of undervalued companies with market capitalizations under
$1 billion.

    The Fund may invest in securities of foreign issuers and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Small Cap Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Hedging Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Brett Barner, CFA, is Vice President, STI Capital Management, N.A., and has managed the Small Cap Equity Fund since it began operating in
1997. He has more than ten years of investment experience, and has been a portfolio manager with STI since 1990. Prior to joining STI Capital Management, N.A., Mr. Barner served as a consultant with Drexel Burnham Lambert and Shearson Lehman Brothers.

                                                          PROSPECTUS  7

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Flex Shares of the SMALL CAP EQUITY FUND. Investor Shares of the Fund are not currently available for purchase.

                                                                                            FLEX SHARES
----------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases*                                                   2.00%

*  SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                  0.97%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                      0.73%
  Other Expenses(3)                                                                              0.57%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)                          2.27%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD 1.00%.

(3) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, THE ESTIMATED TOTAL FUND OPERATING EXPENSES WOULD BE 2.72%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                                                                           1 YEAR         3 YEARS
------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum contingent deferred sales charge* for FLEX
SHARES                                                                           $      43      $      71

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

    If you purchase shares through a financial institution, you may be charged seperate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

8  PROSPECTUS

MID-CAP EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Mid-Cap Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stock of small to mid-sized companies with above-average growth of earnings. Current income will not be an important factor in selecting investments and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities of small to mid-size companies (I.E., companies with market capitalizations of $500 million to $5 billion).

    The Fund may invest in securities of foreign issuers, high yield securities and variable and floating rate instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Mid-Cap Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Credit Risk;

    - Event Risk;

    - Hedging Risks;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Elliott A. Perny has managed the Mid-Cap Equity Fund since October, 1996. He has more than 25 years of investment experience.
Mr. Perny has served as Senior Executive Vice President of STI Capital Management, N.A. since September, 1992, and has served as a portfolio manager with STI since 1991. Prior to joining STI Capital Management, N.A., Mr. Perny served as a portfolio manager at Florida National Bank and Atlantic Bank.

                                                          PROSPECTUS  9

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the Mid-Cap Equity Fund.

                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%*

(*) SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                  1.04%             1.04%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .30%              .73%
  Other Expenses After Fee Waivers and Reimbursments(3)                           .28%              .45%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.62%             2.22%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .29% FOR INVESTOR SHARES.

(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.87% FOR INVESTOR SHARES AND 2.60% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $53        $87       $122      $222
      contingent deferred sales charge* for FLEX
       SHARES                                         $43        $69       $119      $255

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

10  PROSPECTUS

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor and Flex Shares of the MID-CAP EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------
MID-CAP EQUITY FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                     REALIZED AND
            NET ASSET      NET        UNREALIZED    DISTRIBUTIONS                                               NET ASSETS
              VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                     END OF
            BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                     PERIOD
            OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN     (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ----------
  INVESTOR
    SHARES
  1997       $12.74       $(0.03)       $1.69          $(0.01)         $(1.22)        $13.17        13.76%       2$0,245
  1996        10.99        0.03          2.62           (0.03)          (0.87)         12.74        24.93%       17,971
  1995         9.84        0.03          1.15           (0.03)         --              10.99        11.96%        7,345
  1994(1)     10.00        0.01         (0.17)         --              --               9.84        (1.60)%+      3,004

     FLEX
    SHARES
  1997       $12.69       $(0.07)       $1.64          $--             $(1.22)        $13.04        13.06%       1$0,120
  1996(2)     11.13       --             2.45           (0.02)          (0.87)         12.69        23.00%*       5,029

                                                       RATIO OF
                                                          NET
                                                      INVESTMENT
                          RATIO OF       RATIO OF       INCOME
                             NET       EXPENSES TO     (LOSS) TO
                         INVESTMENT    AVERAGE NET    AVERAGE NET
             RATIO OF      INCOME         ASSETS        ASSETS
             EXPENSES     (LOSS) TO     (EXCLUDING    (EXCLUDING    PORTFOLIO  AVERAGE
            TO AVERAGE   AVERAGE NET   WAIVERS AND    WAIVERS AND   TURNOVER   COMMISSION
            NET ASSETS     ASSETS      REIMBURSEMENTS) REIMBURSEMENTS) RATE(3)  RATE**
            ----------   -----------   ------------   -----------   --------   --------

  INVESTOR
    SHARES
  1997        1.60%        (0.21%)      1.85%         (0.46)%          152%    $0.0587
  1996        1.60%         0.25%       1.96%         (0.11)%          116%      --
  1995        1.60%         0.43%       2.27%         (0.24)%           66%      --
  1994(1)     1.60%*        0.74%*      4.60%*        (2.26)%*           8%      --
     FLEX
    SHARES
  1997        2.20%        (0.85%)      2.58%         (1.23%)          152%    $0.0587
  1996(2)     2.20%*       (0.37%)*     3.04%*        (1.21%)*         116%      --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)  COMMENCED OPERATIONS ON FEBRUARY 1, 1994.

(2)  COMMENCED OPERATIONS ON JUNE 5, 1995.

(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

BALANCED FUND
FUND OBJECTIVE

[LOGO]
           The Balanced Fund seeks to provide capital appreciation and current income by investing in common and preferred stocks, warrants, securities convertible into common stock, and investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities and debt obligations.

                                                          PROSPECTUS  11

    The Fund may invest in securities of foreign issuers, investment grade obligations, variable and floating rate instruments, mortgage- and asset-backed securities, and shares of investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Balanced Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Prepayment Risk;

    - Hedging Risks;

    - Foreign Securities Risk; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           The Balanced Fund is co-managed by Anthony R. Gray (equity portion), and L. Earl Denney, CFA, (fixed income portion). Mr. Gray, Chairman and Chief Executive Officer of STI Capital Management, N.A., since 1979, has more than 30 years of investment experience. Mr. Denney, Senior Vice President, STI Capital Management, N.A., since 1983, has more than 17 years of experience. Prior to joining STI Capital Management, N.A., Mr. Denney served as a fixed income portfolio manager with American National Bank.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the BALANCED FUND.

                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charges Imposed on Purchases*                                  3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%

*  SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .83%               .83%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .04%               .67%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .40%               .53%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.27%              2.03%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .95%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .28% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .43% FOR INVESTOR SHARES.

(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.66% FOR INVESTOR SHARES AND 2.48% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

12  PROSPECTUS

EXAMPLE                                                           1 YEAR        3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES                 $      50     $      76     $     105      $     185
      contingent deferred sales charge* for FLEX SHARES          $      41     $      64     $     109      $     236

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor and Flex Shares of the BALANCED FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
--------------
BALANCED FUND
--------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                       REALIZED
                                          AND                   DISTRIBUTIONS
             NET ASSET       NET      UNREALIZED   DISTRIBUTIONS    FROM                              NET ASSETS    RATIO OF
               VALUE     INVESTMENT    NET GAINS    FROM NET     REALIZED     NET ASSET                 END OF      EXPENSES
             BEGINNING     INCOME     (LOSSES) ON  INVESTMENT     CAPITAL     VALUE END     TOTAL       PERIOD     TO AVERAGE
             OF PERIOD     (LOSS)     INVESTMENTS    INCOME        GAINS      OF PERIOD     RETURN       (000)     NET ASSETS
            -----------  -----------  -----------  -----------  -----------  -----------  ----------  -----------  ----------
  INVESTOR
    SHARES
  1997      $    11.60   $     0.29   $     1.48   $    (0.29 ) $    (1.09 ) $    11.99       16.27 % $    6,012       1.25%
  1996           10.30         0.30         1.41        (0.30 )      (0.11 )      11.60       16.88 %      4,896       1.25%
  1995            9.79         0.28         0.51        (0.28 )     --            10.30        8.29 %      3,765       1.25%
  1994(1)        10.00         0.03        (0.24 )     --           --             9.79       (2.10 )%+      2,311     1.25%*

     FLEX
    SHARES
  1997      $    11.53   $     0.22   $     1.45   $    (0.21 ) $    (1.09 ) $    11.90       15.40 % $    6,067       2.01%
  1996(2)        10.36         0.24         1.29        (0.25 )      (0.11 )      11.53       15.58 %*      3,131      2.00%*

                                        RATIO OF NET
             RATIO OF      RATIO OF      INVESTMENT
                NET      EXPENSES TO   INCOME (LOSS)
            INVESTMENT   AVERAGE NET   TO AVERAGE NET
              INCOME        ASSETS         ASSETS
             (LOSS) TO    (EXCLUDING     (EXCLUDING     PORTFOLIO     AVERAGE
            AVERAGE NET  WAIVERS AND    WAIVERS AND     TURNOVER    COMMISSION
              ASSETS     REIMBURSEMENTS) REIMBURSEMENTS)   RATE(3)    RATE**
            -----------  ------------  --------------  -----------  -----------

  INVESTOR
    SHARES
  1997           2.58  %      1.64%          2.19    %       197%   $   0.0608
  1996           2.70  %      1.89%          2.06    %       155%       --
  1995           3.17  %      1.80%          2.62    %       157%       --
  1994(1)        2.46  %*      4.91%  *      (1.20    )%*       106%     --
     FLEX
    SHARES
  1997           1.84  %      2.45%          1.40    %       197%   $   0.0608
  1996(2)        1.85  %*      2.97%  *       0.88    %*       155%     --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)  COMMENCED OPERATIONS ON JANUARY 4, 1994.

(2)  COMMENCED OPERATIONS ON JUNE 14, 1995.

(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER. THE PORTFOLIO TURNOVER RATE WAS 135% FOR THE EQUITY PORTION OF THE FUND AND 286% FOR THE FIXED INCOME PORTION OF THE FUND.

                                                          PROSPECTUS  13

SUNBELT EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks, preferred stocks, warrants, and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S.
 Stocks chosen for the Fund are primarily of U.S. companies headquartered and/or operating in the following U.S. states:

    - Texas

    - Arkansas

    - Alabama

    - Mississippi

    - Tennessee

    - Kentucky

    - Florida

    - Virginia

    - Georgia

    - North Carolina

    - South Carolina

    - Louisiana

    The Fund may invest in high yield securities, futures, and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Sunbelt Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Geographic Risk;

    - Hedging Risks; and

    - High-Yield Security Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. James Foster has managed the Sunbelt Equity Fund since it began operating. He has served as Vice President of Trusco Capital Management, Inc. since 1989, and has more than 27 years of investment experience.

14  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the SUNBELT EQUITY FUND.

                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases*                                   3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%

* SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                  1.04%              1.04%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .29%               .61%
  Other Expenses                                                                  .29%               .57%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)          1.62%              2.22%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .45% FOR INVESTOR SHARES AND 1.02% FOR FLEX SHARES.

(3) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.87% FOR INVESTOR SHARES AND 2.72% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $53        $87       $122      $222
      contingent deferred sales charge* for FLEX
       SHARES                                         $43        $69       $119      $255

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

                                                          PROSPECTUS  15

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor and Flex Shares of the SUNBELT EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
--------------------
SUNBELT EQUITY FUND
--------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                     REALIZED AND
            NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
              VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
            BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
            OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  INVESTOR
    SHARES
  1997       $13.95       $(0.14)       $ 0.24         --              $(0.99)        $  13.06       1.05%        $28,095
  1996         9.96        (0.11)         4.30         --               (0.20)           13.95      42.58%         29,002
  1995         9.69        (0.05)         0.36         --               (0.04)            9.96       3.20%         22,180
  1994(1)     10.00        (0.02)        (0.29)        --              --                 9.69      (3.10)%+       16,077

     FLEX
    SHARES
  1997       $13.97       $(0.14)       $ 0.16         --              $(0.99)        $  13.00       0.46%        $ 5,689
  1996(2)     10.20        (0.07)         4.04         --               (0.20)           13.97      39.86%*         2,705

                                                         RATIO OF NET
                          RATIO OF       RATIO OF         INVESTMENT
                            NET         EXPENSES TO     INCOME(LOSS) TO
                         INVESTMENT     AVERAGE NET       AVERAGE NET
             RATIO OF      INCOME         ASSETS            ASSETS
             EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
            TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
            NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)     RATE**
            ----------   ----------   ---------------   ---------------   --------   --------

  INVESTOR
    SHARES
  1997        1.60%       (1.10)%         1.84%            (1.34)%            72%    $0.0674
  1996        1.60%       (0.79)%         1.93%            (1.12)%           106%      --
  1995        1.60%       (0.57)%         1.98%            (0.95)%            80%      --
  1994(1)     1.60%*      (0.63)%*        2.04%*           (1.07)%*           21%      --
     FLEX
    SHARES
  1997        2.20%       (1.72)%         2.69%            (2.21)%            72%    $0.0674
  1996(2)     2.20%       (1.43)%*        3.62%*           (2.85)%*          106%      --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)  COMMENCED OPERATIONS ON JANUARY 4, 1994.

(2)  COMMENCED OPERATIONS ON JUNE 5, 1995.

(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

INTERNATIONAL EQUITY INDEX FUND
FUND OBJECTIVE

[LOGO]
           The International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities included in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index (the MSCI EAFE-GDP Index or EAFE-GDP Index).(1)
----------
(1)"MSCI EAFE-GDP Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor, and is in no way affiliated with, the International Equity Index Fund.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in equity securities of companies headquartered, or based in, the approximately twenty foreign countries included in the EAFE-GDP Index.

    While the Fund is structured to have overall investment characteristics similar to those of the EAFE-GDP Index, it selects a representative sample of securities in each country using a statistically-based optimization process.

    The Fund expects that there will be a close correlation between it's performance and that of

16  PROSPECTUS

the EAFE-GDP Index. However, the Fund's ability to track the EAFE-GDP Index may be affected by, among other things, transaction costs, changes in either the composition of the Index or number of shares outstanding for the component companies of the EAFE-GDP Index, and the timing and amount of purchases and redemptions.

    The Fund may invest in securities of foreign issuers, futures, options, and forward foreign currency contracts. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The International Equity Index Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Hedging Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the INTERNATIONAL EQUITY INDEX FUND.

                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases*                                   3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%

* SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .80%               .80%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .14%               .00%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .53%              1.32%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.47%              2.12%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .90%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .38% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES

(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .62% FOR INVESTOR SHARES AND 1.81% FOR FLEX SHARES.

(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.90% FOR INVESTOR SHARES AND 3.71% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

                                                          PROSPECTUS  17

                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $52        $82       $115      $207
      contingent deferred sales charge* for FLEX
       SHARES                                         $42        $66       $114      $245

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor and Flex Shares of the INTERNATIONAL EQUITY INDEX FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
--------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                               REALIZED AND
                      NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                        VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET
                      BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END
                      OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN
                      ---------   ----------   ------------   -------------   -------------   ----------   ------------
     INVESTOR SHARES
  1997                $  10.88    $    0.03          $0.72    $      (0.07 )  $      (0.30 )  $    11.26        7.12  %
  1996                   10.20         0.05           0.85           (0.13 )         (0.09 )       10.88        8.90  %
  1995(1)                10.00         0.05           0.17           (0.01 )         (0.01 )       10.20        2.18  %+

     FLEX SHARES
  1997                $  10.87    $   (0.05 )        $0.72         --         $      (0.30 )  $    11.24        6.41  %
  1996(2)                10.24       --               0.82           (0.10 )         (0.09 )       10.87        8.32  %+

                                                                                  RATIO OF NET
                                                   RATIO OF       RATIO OF         INVESTMENT
                                                     NET         EXPENSES TO      INCOME (LOSS)
                                                  INVESTMENT     AVERAGE NET     TO AVERAGE NET
                                      RATIO OF      INCOME         ASSETS            ASSETS
                       NET ASSETS     EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO    AVERAGE
                         END OF      TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                      PERIOD (000)   NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)     RATE       RATE**
                      ------------   ----------   ----------   ---------------   ---------------   --------   -----------
     INVESTOR SHARES
  1997                $     5,592        1.45%       0.28   %          1.88%           (0.15)%          2  %  $   0.0244
  1996                      5,597        1.45%       0.48   %          2.06%           (0.13)%         30  %      --
  1995(1)                   3,960        1.45% *     0.67   %*         2.44%  *        (0.32)%  *      10  %*     --
     FLEX SHARES
  1997                $       900        2.10%      (0.39   )%         3.69%           (1.98)%          2  %  $   0.0244
  1996(2)                     917        2.10% *    (0.24   )%*         4.14%  *       (2.28)%  *      30  %      --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JUNE 6, 1994.

(2) COMMENCED OPERATIONS ON JUNE 8, 1995.

18  PROSPECTUS

INTERNATIONAL EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests primarily in equity securities of foreign issuers.

    The Fund will invest in the securities of foreign issuers of at least three different countries outside the United States. A foreign issuer:

    - is a company organized under the laws of a specific country;

    - principally trades its securities in a market or on an exchange in a specific foreign country; or

    - derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country or which has at least 50 percent of its assets situated in that country.

    The Fund will invest primarily in developed countries (for example, Japan, Canada, and the United Kingdom). The Fund may also invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country whose economy and market are considered to be emerging or developing by the World Bank or the United Nations.

    The Fund may invest in options, futures, forward foreign currency contracts, and high yield securities. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The International Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Event Risk;

    - Hedging Risks;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

                                                          PROSPECTUS  19

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the INTERNATIONAL EQUITY FUND.

                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases*                                   3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%

*  SEE "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                  1.20%              1.20%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .17%               .56%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .46%               .77%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.83%              2.53%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.25%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .33 FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .49% FOR INVESTOR SHARES AND .80% FOR FLEX SHARES.

(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 2.07% OF INVESTOR SHARES AND 3.05% OF FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES     $55       $93      $133       $244
      contingent deferred sales charge* for FLEX
       SHARES                                        $46       $79      $135       $287

    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.

* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

20  PROSPECTUS

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor and Flex Shares of the INTERNATIONAL EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available to Shareholders at no charge by calling 1-800-874-4770.
--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                          REALIZED
                                                             AND                                        NET
                                NET ASSET      NET       UNREALIZED    DISTRIBUTIONS                   ASSET
                                  VALUE     INVESTMENT    NET GAINS      FROM NET      DISTRIBUTIONS   VALUE             NET ASSETS
                                BEGINNING     INCOME     (LOSSES) ON    INVESTMENT     FROM REALIZED   END OF  TOTAL       END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME       CAPITAL GAINS   PERIOD  RETURN   PERIOD (000)
                                ---------   ----------   -----------   -------------   -------------   ------  ------   ------------
     INVESTOR SHARES
  1997                           $11.38       $(0.01)       $2.56         -$-             $(0.35)      $13.58  22.85%     $10,674
  1996(1)                         10.44         0.04         0.90         --              --            11.38  9.00%+       3,448

     FLEX SHARES
  1997                           $11.37       $(0.04)       $2.49         -$-             $(0.35)      $13.47  21.98%     $ 8,375
  1996(1)                         10.44         0.02         0.91         --              --            11.37  8.91%+         953

                                                                             RATIO OF NET
                                              RATIO OF       RATIO OF         INVESTMENT
                                                NET         EXPENSES TO      INCOME (LOSS)
                                             INVESTMENT     AVERAGE NET     TO AVERAGE NET
                                 RATIO OF      INCOME         ASSETS            ASSETS
                                 EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO   AVERAGE
                                TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                                NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)      RATE**
                                ----------   ----------   ---------------   ---------------   --------   ----------
     INVESTOR SHARES
  1997                            1.81%         0.18%         2.05%            (0.06)%          139%      $0.0313
  1996(1)                         1.81%*        1.73%*        3.14%*             0.40%*         113%        --
     FLEX SHARES
  1997                            2.51%       (0.27)%         3.03%            (0.79)%          139%      $0.0313
  1996(1)                         2.51%*        1.08%*        5.86%*           (2.27)%*         113%        --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)  COMMENCED OPERATIONS ON JANUARY 2, 1996.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

        THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

    THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

                                                          PROSPECTUS  21

RISK CONSIDERATIONS

                            TYPE OF RISK                              FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------


FUND RISK -- The possibility that a Fund's performance during a       All Funds
     specific period may not meet or exceed that of the market as a whole.

MARKET RISK -- The possibility that stock prices in general will      All Funds
     decline over short, or even extended, periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

SMALL ISSUER RISK -- Small and medium capitalization companies may    Value Income Stock Fund
     be more vulnerable than larger, more established organizations   Small Cap Equity Fund
     to adverse business or economic developments. In particular,     Mid-Cap Equity Fund
     small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

INTEREST RATE RISK -- The potential for a decline in the price of     Balanced Fund
     fixed income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to make  Capital Growth Fund
     timely payments of either principal or interest.                 Value Income Stock Fund
                                                                      Mid-Cap Equity Fund
                                                                      Balanced Fund
                                                                      Sunbelt Equity Fund
                                                                      International Equity Fund

CALL RISK -- The possibility that securities with high interest       Balanced Fund
     rates will be prepaid (or "called") by the issuer prior to maturity during periods of falling interest rates. This would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

22  PROSPECTUS

                            TYPE OF RISK                              FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------

EVENT RISK -- The possibility that corporate debt securities may      Capital Growth Fund
     suffer substantial declines in credit quality and market value   Value Income Stock Fund
     due to corporate restructurings. While event risk may be high    Mid-Cap Equity Fund
     for certain corporate securities held by a Fund, event risk in   Balanced Fund
     the aggregate should be low because of the Fund's diversified    International Equity Fund
     holdings.

GEOGRAPHIC RISK -- The risk that a Fund's concentration of            Sunbelt Equity Fund
     investments in securities of issuers located in a single state or geographic region subject a Fund to economic conditions and government policies of that state or region that could
     adversely affect the value of a Fund.

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed     Balanced Fund
     securities may be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

HEDGING RISKS -- Hedging is a strategy designed to offset investment  All Funds (except Capital
     risks. Hedging activities include, among other things, the use   Growth Fund)
     of options and futures. There are risks associated with hedging activities, including:
     - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities,
       fluctuations in markets, and movements in interest rates;
     - There may be an imperfect or no correlation between the
       changes in market value of the securities held by a Fund and the prices of futures and options on futures;
     - There may not be a liquid secondary market for a futures contract or option;
     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

                                                          PROSPECTUS  23

                            TYPE OF RISK                              FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------

HIGH-YIELD SECURITY RISKS -- There are risks associated with          Capital Growth Fund
     investing in high-yield securities, including:                   Value Income Stock Fund
     - High-yield, lower rated bonds ("junk bonds") involve greater   Mid-Cap Equity Fund
       risk of default or price declines than investments in          Sunbelt Equity Fund
       investment grade securities (e.g., securities rated BBB or     International Equity Fund
       higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
     - The market for high risk, high-yield securities may be
       thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair
       market values either to meet redemption requests, or in
       response to changes in the economy or the financial markets.
     - Market prices for high risk, high-yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high-yield securities may move independently of interest rates and the overall bond market.
     - The market for high risk, high-yield securities may be
       adversely affected by legislative and regulatory
       developments.

FOREIGN SECURITY RISKS -- There are risks associated with international investing, including:
     CURRENCY RISK -- The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities or the U.S. dollar amount of income or gain received on such securities.
     VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.

24  PROSPECTUS

                            TYPE OF RISK                              FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------

     EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign      All Funds (except Sunbelt
     stock exchanges are generally higher than negotiated             Equity Fund)
     commissions on U.S. exchanges. Expenses for custodial
     arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S.
     securities of equal value.
     FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the
     non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the
     portfolio.
     REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial
     reporting standards comparable to those applicable to U.S.
     domestic companies. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.
     There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S.

CURRENCY RISK -- The possibility that changes in foreign exchange     All Funds (except Sunbelt
rates will affect, favorably or unfavorably, the value of foreign     Equity Fund)
securities or the U.S. dollar amount of income or gain received on such securities.

                                                          PROSPECTUS  25

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS

    The International Equity, Value Income Stock, Small Cap Equity, and Sunbelt Equity Funds are each the successor to collective investment funds. The collective investment funds were previously managed by STI Capital Management, Inc. and Trusco Capital Management, Inc. Substantially all of the assets of those collective investment funds were transferred to the Funds when each Fund started operating. Total return, a type of performance calculation, for the predecessor collective investment funds, is presented below. You may find this performance information helpful because the collective investment funds were managed using the same investment objectives, policies, and restrictions as those used by each of the Funds. The performance information relates to a period of time before the effective date of each Fund's registration.

    The total return of a fund refers to the average compounded rate of return on a hypothetical investment. This includes any sales charge imposed for designated time periods, such as the period from which a fund started operating through a specified date. When we compute total return, we assume that your entire investment is redeemed at the end of each period and that you reinvest all income dividends and capital gains distributions.

    Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of a Fund. Also, keep in mind that the performance of the collective investment funds does not represent the historical performance of any fund. The predecessor collective investment funds were not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these had been imposed, a collective investment fund's performance would have been adversely affected. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is now subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the Trust Shares of the Funds, as disclosed in the Prospectus at the time the Funds started operating. This adjustment reduced the actual performance of the collective investment funds.

    The total expense ratios for the Trust Shares of the Funds are lower than those for Investor and Flex Shares of the Funds. As a result, the performance you see below is higher than if the total expense ratios for Investor or Flex Shares were applied to the performance information.

26  PROSPECTUS

    The average annual total returns (adjusted to reflect Fund expenses, before voluntary waivers and reimbursements) for the following periods:

                          ONE YEAR        THREE YEARS        FIVE YEARS        TEN YEARS       SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
International Equity        N/A               N/A               N/A               N/A              33.16%
  Collective Fund                                                                             (2/2/95-11/30/95)
Value Income Stock         15.87%            18.70%             N/A               N/A              16.31%
  Collective Fund     (ending 1/31/93)  (ending 1/31/93)                                      (10/31/89-1/31/93)
Sunbelt Equity             22.70%            29.73%            21.29%            16.14%            16.94%
  Collective Fund         (ending           (ending           (ending           (ending       (12/1/80-12/31/93)
                         12/31/93)         12/31/93)         12/31/93)         12/31/93)
Small Cap Equity           36.43%             N/A               N/A               N/A              27.97%
  Collective Fund     (ending 1/31/97)                                                        (8/31/94-1/31/97)

FUND PERFORMANCE

    The average annual total returns for the Funds (net of voluntary waivers and reimbursements) for the following periods ended May 31, 1997:

                                                        ONE YEAR          THREE YEARS        FIVE YEARS          TEN YEARS
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
  Investor Shares*                                       18.28%               N/A                N/A                N/A
  Flex Shares**                                          19.98%               N/A                N/A                N/A
Value Income Stock Fund
  Investor Shares*                                       17.14%             20.99%               N/A                N/A
  Flex Shares**                                          18.91%               N/A                N/A                N/A
Sunbelt Equity Fund
  Investor Shares*                                       (2.71)%            12.68%               N/A                N/A
  Flex Shares**                                          (1.40)%              N/A                N/A                N/A

                                                     SINCE INCEPTION
--------------------------------------------------
International Equity Fund
  Investor Shares*                                       19.68%
  Flex Shares**                                          22.30%
Value Income Stock Fund
  Investor Shares*                                       18.14%
  Flex Shares**                                          23.68%
Sunbelt Equity Fund
  Investor Shares*                                       10.08%
  Flex Shares**                                          18.46%

----------

 * COMMENCED FUND OPERATIONS ON JANUARY 2, 1996; FEBRUARY 12, 1993; AND JANUARY 4, 1994, RESPECTIVELY.

 ** COMMENCED FUND OPERATIONS ON JANUARY 2, 1996; JUNE 1, 1995; AND JUNE 5, 1995, RESPECTIVELY.

    The performance relating to Trust Shares will normally be higher than Investor Shares or Flex Shares because Trust Shares are not subject to the service fees and other expenses charged to the Investor Shares and Flex Shares.

                                                          PROSPECTUS  27

PURCHASING FUND SHARES

HOW TO BUY FUND SHARES

    You may buy either Investor or Flex Shares (and fractions of shares) by mail, telephone or wire directly from the Transfer Agent, Federated Services Company. You also may purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc., or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

    The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent plus, in the case of Investor Shares, the applicable front-end sales charge. NAV is calculated by (1) taking the current market value of a Fund's total assets for that class of shares (either Investor or Flex), (2) subtracting the liabilities applicable to that class of shares, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, the Transfer Agent must receive your purchase order before 4:00 p.m. Eastern time. If you purchase shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your purchase order to your financial institution at an earlier time for your purchase to be effective that day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares through your financial institution, you should contact your financial institution directly.

    If you decide to buy shares directly call 1-800-874-4770. Make your check out to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. The check must be payable in U.S. dollars. Third-party checks, credit cards, credit card checks, and cash are not accepted. PLEASE NOTE, IF YOU BUY SHARES WITH A CHECK, AND THEN SELL THOSE SHARES IN A SHORT PERIOD OF TIME, THE TRUST CAN DELAY PAYMENT TO YOU UNTIL YOUR CHECK CLEARS, OR FOR UP TO 15 BUSINESS DAYS, WHICHEVER COMES FIRST.

FUNDLINK

    FUNDLINK is a telephone-activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK you must first contact your SunTrust Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

28  PROSPECTUS

FRONT-END SALES CHARGES -- INVESTOR SHARES

    The following table shows: (1) the sales charge you pay (i) as a percentage of the offering price and (ii) as a percentage of your net investment (NAV multiplied by the number of shares you purchase); and (2) the amount that is paid to your Investment Consultant (Dealer) as a percentage of the offering price. The front-end sales charge may be waived or reduced on Investor Shares purchased through dealers, retirement plans, asset allocation programs, and financial institutions that under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge.

                                                             SALES CHARGE    SALES CHARGE      DEALER'S
                                                                 AS A            AS A         REALLOWANCE
                                                              PERCENTAGE     PERCENTAGE OF     AS A % OF
                                                              OF OFFERING      YOUR NET        OFFERING
YOUR INVESTMENT                                                  PRICE        INVESTMENT         PRICE
----------------------------------------------------------------------------------------------------------
Less than $100,000                                                 3.75%           3.90%          3.375%
$100,000 but less than $250,000                                    3.25%           3.36%          2.925%
$250,000 but less than $1,000,000                                  2.50%           2.56%          2.250%
$1,000,000 and over                                                1.50%           1.52%          1.350%

The front-end sales charge will be waived on Investor Shares purchased:

- through reinvestment of dividends and distributions;

- through a SunTrust Securities, Inc. asset allocation account;

- by persons repurchasing shares they redeemed within the last 60 days (see REPURCHASE OF INVESTOR SHARES, below).

- by employees, and members of their immediate family, of SunTrust Banks, Inc. and its affiliates;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the trust department of a bank affiliated with SunTrust Banks, Inc.; or

- by persons investing an amount less than or equal to the value of an account distribution, when an account for which a bank affiliated with SunTrust Banks, Inc. acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

REPURCHASE OF INVESTOR SHARES

    You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, your purchase order must be received by the Transfer Agent within

                                                          PROSPECTUS  29

60 days after your redemption. IN ADDITION, YOU MUST NOTIFY THE TRANSFER AGENT, WHEN YOU SEND IN YOUR PURCHASE ORDER, THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES

- RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, (see "Front-End Sales Charges"), this right allows you to add the value of Investor Shares you already own to the amount you are currently purchasing. The Trust will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate, may also use this right of accumulation. The Trust will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE DISTRIBUTOR FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Distributor with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide children's ages). The Trust may amend or terminate this right of accumulation at any time.

- LETTER OF INTENT. You may purchase at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Trust will only consider the value of Investor Shares sold subject to a sales charge. As a result, neither Investor Shares of STI Classic Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES YOU INTEND TO PURCHASE OVER A 13-MONTH PERIOD, YOU MUST SEND A LETTER OF INTENT TO THE TRANSFER AGENT. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note, the purchase price of these prior purchases will not be adjusted.

    You are not legally bound by the terms of a Letter of Intent to purchase the amount of shares you stated in the Letter. The Letter does, however, authorize the Transfer Agent to hold in escrow 3.75% of the total amount you intend to purchase to be purchased. If you do not complete the total intended purchases at the end of the 13-month period, the Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount purchased).

- COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Trust will combine same day purchases of Investor Shares (that are subject to a

30  PROSPECTUS

  sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

    You do not pay an initial sales charge when you purchase Flex Shares. If, however, you redeem (sell) your shares within the first year after your purchase, you will pay a contingent deferred sales charge (CDSC) equal to 2.00% of either (1) NAV of the shares at the time of purchase, or (2) NAV of the shares at the time of redemption, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial purchase price. In addition, the CDSC does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

    The CDSC will be waived if you sell your Flex Shares for the following reasons:

    - to make withdrawals from a retirement plan (excluding IRAs);

    - because of death or disability; or

    - for certain payments under the Systematic Withdrawal Plan (discussed below).

MINIMUM PURCHASE

    To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. Employees of SunTrust Banks, Inc., and members of their immediate family, however, may buy Investor Shares with an initial purchase of $1,000. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $1,000 or, via a statement coupon, $100.

MINIMUM PURCHASE -- RETIREMENT PLANS

    A retirement plan may purchase either Investor Shares or Flex Shares for the first time with an investment of at least $2,000 in any Fund.

    If you invest through the Systematic Investment Plan, described below, you will be subject to lower minimum purchase amounts.

SYSTEMATIC INVESTMENT PLAN

    If you have a checking or savings account with a SunTrust Banks, Inc. affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

                                                          PROSPECTUS  31

PURCHASING SHARES -- THE DISTRIBUTOR

    The Distributor may accept investments of smaller amounts, for either class of shares, at its discretion. In addition, the Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR FUND SHARES

    You may sell (redeem) your Investor or Flex Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through a SunTrust Investment Consultant, and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for a redemption amount of at least $1,000. Redemption requests for $25,000 or more must be in writing and must include a signature guarantee (a notarized signature is not sufficient). The redemption price of each share will be the next NAV determined after receipt of your redemption request less, in the case of Flex Shares, any applicable CDSC. Redemption requests must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV. If you redeem your shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your redemption request to the financial institution at an earlier time for your redemption to be effective that day. This allows the financial institution time to process your request and transmit it to the Transfer Agent. For more information about how to request redemptions through your financial institution, you should contact your financial institution directly.

RECEIVING YOUR MONEY

    Your redemption proceeds normally will be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee), transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

    The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly

32  PROSPECTUS

unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

INVOLUNTARY REDEMPTIONS

    If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN

    If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual, or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust Banks, Inc. affiliated bank, electronically transferred to your account.

EXCHANGES

    You may exchange your Investor or Flex Shares by contacting (1) an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or (2) the Transfer Agent directly via FUNDLINK. Exchange requests must be for an exchange amount of at least $1,000. You may exchange your shares up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00 fee for each additional exchange. You will, however, be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

INVESTOR SHARES

    You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower or no sales charge (a Money Market
Fund), there is no sales charge for the exchange.

FLEX SHARES

    You may exchange Flex Shares of any Fund for Flex Shares of any other Fund or for Investor Shares of the Money Market Funds of the Trust. No CDSC is imposed on redemptions of Money

                                                          PROSPECTUS  33

Market Fund shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase date. If you exchange Flex Shares of any Fund for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

    Income dividends are paid quarterly by each of the Funds, except the International Equity Index Fund and International Equity Fund. These Funds pay income dividends annually. If you own Fund shares on a Fund's record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will be effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.

34  PROSPECTUS

TAX STATUS OF DISTRIBUTIONS

    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.

    Distributions paid in January but declared as dividends by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.

TAX MANAGEMENT

    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FOREIGN TAX CONSIDERATIONS

    Shareholders of the International Equity Index and International Equity Funds may be entitled to a foreign tax deduction or credit.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds to you may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

                                                          PROSPECTUS  35

GENERAL INFORMATION
VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

    You may call your financial institution or 1-800-874-4770 to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISORS

    The Advisors make investment decisions for the assets of the Funds and continuously review, supervise, and administer their Fund's respective investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

    STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Capital Growth, Value Income Stock, Small Cap Equity, Mid-Cap Equity, Balanced and International Equity Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802. For the fiscal year ended May 31, 1997, STI Capital received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

    Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the Sunbelt Equity Fund. As of May 31, 1997, Trusco had approximately $17.4 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, Trusco received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

36  PROSPECTUS

    STI Capital and Trusco serve as joint advisors to the International Equity Index Fund.

    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets of $52.5 billion, as of December 31, 1996. SunTrust is one of the 20 largest banking companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc., and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately $53.4 billion, as of December 31, 1996.

    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION

    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement.

    The Investor Shares of each fund have a Distribution Plan. Under the Distribution Agreement and Plan, the Distributor is entitled to receive an annual fee of up to:

    - .68% of the average daily net assets of the Capital Growth Fund;

    - .33% of the average daily net assets of the Value Income Stock and International Equity Funds;

    - .43% of the average daily net assets of the Mid-Cap Equity and Sunbelt Equity Funds;

    - .28% of the average daily net assets of the Balanced Fund; and

    - .38% of the average daily net assets of the International Equity Index
      Fund.

    The Distributor may use this fee:

    - as compensation for its distribution-related services or shareholder services or

    - to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.

    Flex Shares of each Fund have a Distribution Plan. Under the Distribution Agreement and Plan, the Distributor is entitled to recover up to .75% of the average daily assets of the Flex Shares of each Fund.

    The Distributor may use these fees:

    - as compensation for its distribution-related services or shareholder services; or

    - to compensate financial institutions and intermediaries, such as banks (including Suntrust Banks, Inc.'s affiliates and subsidiaries) for performing distribution-related or shareholder services.

    The Distributor may waive all, or a portion of its fees to limit Total Fund Operating Expenses.

                                                          PROSPECTUS  37

    Flex Shares also have a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. The service fee may be used for personal service and maintenance of shareholder accounts.

    The Distributor may waive all, or a portion of its fee to limit Total Fund Operating Expenses.

    A prospective investor may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor and Flex Shares of the Trust and application forms.

    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation for its brokerage services.

    At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund shares.

    Trust Shares of the Funds are offered without a sales charge or distribution fee primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares. Certain financial institutions may offer different classes of shares to their customers. As a result, financial institutions may receive different compensation with respect to different classes of shares.

ADMINISTRATION

    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                                                              FEE
-----------------------------------------------------------------------------------------------------
$1 -- $1 billion                                                                            0.12%
over $1 billion to $5 billion                                                               0.09%
over $5 billion to $8 billion                                                               0.07%
over $8 billion to $10 billion                                                              0.065%
over $10 billion                                                                            0.06%

    The Administrator may voluntarily waive all or a portion of its fees to limit Total Fund Operating Expenses.

38  PROSPECTUS

FUND INVESTMENTS

% = Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities, which are shown as a percentage of net assets.

X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.

-- = Not permitted.

                                CAPITAL  VALUE    SMALL CAP  MID-CAP                    SUNBELT  INTERNATIONAL  INTERNATIONAL
                                GROWTH   INCOME    EQUITY    EQUITY                     EQUITY   EQUITY INDEX      EQUITY
                                 FUND     FUND      FUND      FUND    BALANCED FUND      FUND        FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    ADRs                         35%      35%       X(6)       35%         75%            --         X(3)           X(3)
    Bank Obligations              --       --        --        --          60%            --          35%            35%
    Covertible Securities         X       35%         X         X          70%           X(2)          X              X
    Corporate Debt Obligations  35%(2)   20%(2)      --      20%(2)    60%(5)(,)(7)       --          --           35%(2)
    Equity Securities             X        X          X         X          70%             X           X              X
    Investment Company Shares    10%      10%        10%       10%         10%            10%         10%            10%
    Mortgage-Backed Securities    --       *          *         *         60%(1)          --          --              *
    Pay-In-Kind Securities       35%       --        --        --          75%            --          --             --
    Repurchase Agreements        35%      35%         *        20%         75%            35%         35%             *
    Restricted Securities        15%      15%        15%       15%         15%            15%         15%            15%
    Securities of Foreign         *        *          X      35%(2)        60%            --           X              X
     Issuers
    Supranational Agency          --       --         X      20%(2)        60%            --          --             --
     Obligations
    U.S. Treasury and             --      20%        --        --          60%            --          --             35%
     Government Agency
     Obligations
    Zero Coupon Obligations       --       --        --        --          60%            --          --             --
INVESTMENT PRACTICES
    Borrowing                    33 1/3 33 1/3%    33 1/3%   33 1/3%     33 1/3%        33 1/3%     33 1/3%        33 1/3%
    Illiquid Securities          15%      15%        15%       15%         15%            15%         15%            15%
    Securities Lending           33 1/3 33 1/3%    33 1/3%   33 1/3%     33 1/3%        33 1/3%     33 1/3%        33 1/3%
    When Issued Securities       33 1/3 33 1/3%    33 1/3%   33 1/3%     33 1/3%        33 1/3%     33 1/3%        33 1/3%
    Standby Commitments           X        X          X         X           X              X           X              X
LEVERAGING AND HEDGING TOOLS
    Forward Foreign Currency      --       --        --        --           --            --           X              X
     Contracts
    Futures and Options on        --      20%        --        --          75%            20%         20%            35%
     Futures
    Options                       --      20%        35%       --          75%            35%        X(4)           X(4)
    Swaps, Caps, Floors, and      --       --        --        --          75%            --          --             --
     Collars
    Variable and Floating Rate    --       *         --         X           X             --          --             --
     Instruments

(1) INCLUDING UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES. THE BALANCED FUND MAY ALSO PURCHASE ASSET-BACKED SECURITIES.

(2) MAY INVEST UP TO 10% OF ITS ASSETS IN HIGH YIELD SECURITIES.

(3) MAY ALSO INVEST IN EDRS.

(4) INCLUDES OPTIONS ON CURRENCIES.

(5) UP TO 25% OF ITS ASSETS MAY BE INVESTED IN SECURITIES RATED BBB OR Baa, OR THEIR UNRELATED EQUIVALENTS.

(6) MAY INVEST UP TO 20% IN UNSPONSORED ADRS.

(7) WILL INVEST AT LEAST 25% IN SENIOR FIXED-INCOME SECURITIES.

    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The SMALL CAP EQUITY FUND also may invest in senior fixed income securities rated investment grade and securities issued by mid- to large-cap companies. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

                                                          PROSPECTUS  39

INVESTMENT RESTRICTIONS

    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:

    - invest more than 5% of its assets in the securities of any one issuer.

    - purchase more than 10% of the outstanding voting securities of any one issuer.

MORE ABOUT INVESTMENTS AND HEDGING TOOLS

    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

    AMERICAN DEPOSITARY RECEIPTS (ADRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs) are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.

    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

    COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

    CONVERTIBLE SECURITIES are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call OPTION provisions.

    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.

    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the

40  PROSPECTUS

obligation is due and payable) and usually to pay the holder interest at specific times E.G., bonds, notes, debentures).

    EQUITY SECURITIES include COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS to subscribe to common stock and CONVERTIBLE SECURITIES. These securities may be publicly and privately issued.

    FORWARD FOREIGN CURRENCY CONTRACTS involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options, for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    HIGH YIELD SECURITIES are DEBT OBLIGATIONS rated below INVESTMENT GRADE, I.E., below BBB by S&P or Baa by Moody's or their unrated equivalents. See "Risk
Considerations: High Yield Securities" for more information.

    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Closed-end mutual funds usually trade at a discount from net asset value.

    INVESTMENT GRADE OBLIGATIONS are DEBT OBLIGATIONS rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

                                                          PROSPECTUS  41

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS issued or guaranteed by the agencies or instrumentalities of the U.S. Government, and SHORT-TERM CORPORATE OBLIGATIONS.

    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date.

    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated

42  PROSPECTUS

account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.

    PAY-IN-KIND SECURITIES are DEBT OBLIGATIONS or PREFERRED STOCK, that pay interest or dividends in the form of additional DEBT OBLIGATIONS or PREFERRED STOCK.

    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

    RESTRICTED SECURITIES are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

    RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns under agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities.

    SENIOR FIXED INCOME SECURITIES are DEBT OBLIGATIONS that pay a fixed rate of return.

    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

    STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

    SUPRANATIONAL AGENCY OBLIGATIONS are obligations established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    SWAPS, CAPS, FLOORS, and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion

                                                          PROSPECTUS  43

of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

    WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

44  PROSPECTUS

                                UPDATED DIRECTORY

TRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE BANKS:

FLORIDA: (STATEWIDE TOLL FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. --
  FLORIDA

200 S. Orange Avenue
Tower 1
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380

501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7575

777 Brickell Avenue
Miami, FL 33131
(305) 579-7331

401 E. Jackson Street
Tampa, FL 33602
(813) 224-2484

111 E. Osceola Street
Stuart, FL 34994
(561) 223-6005

120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2546

200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2852

801 Laurel Oak Drive
Naples, FL 34108
(941) 598-0515

1777 Main Street
Sarasota, FL 34236
(941) 951-3218

210 Security Square
Winter Haven, FL 33880
(941) 297-6855

One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798

203 E. Silver Springs Boulevard
Ocala, FL 34470
(352) 368-6477

3522 Thomasville Road
Suite 500
Tallahassee, FL 32308
(850) 298-1537

11 Hoffman Drive
Gulf Breeze, FL 32561
(850) 435-1264

GEORGIA:
SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350

101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5347

100 East Second Avenue
Rome, GA 30161
(706) 236-4325

2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2155

606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3645

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

                                                          PROSPECTUS  45

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322

TENNESSEE:
SUNTRUST SECURITIES, INC. -- TENNESSEE

424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4471
1-800-932-2652

736 Market Street
13th Floor
Chattanooga, TN 37402
(423) 757-3085
TN WATS 1-800-572-7306, Ext. 3085
Bordering States WATS
1-800-874-1083, Ext. 3085
Out of State WATS
1-800-251-6266, Ext. 3085

9950 Kingston Pike
Knoxville, TN 37922
(423) 544-2201
1-800-526-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 766-1336

ALABAMA:
SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8507

46  PROSPECTUS

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308
           The Bank of New York                      One Wall Street
           (International Equity Fund and            New York, New York 10286
           International Equity Index Fund only)

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen, LLP                      1601 Market Street
                                                     Philadelphia, PA 19103

                                                          PROSPECTUS  47

    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

                               STI CLASSIC FUNDS
                       SUPPLEMENT DATED APRIL 10, 1998 TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1997

    THIS SUPPLEMENT SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE STATEMENT OF ADDITIONAL INFORMATION, AND PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

    At a meeting held on February 18, 1998, the Trustees of the STI Classic Funds elected two new Trustees to the Board. The following two paragraphs should be added to page 26 in the Statement of Additional Information:

    "Jonathan T. Walton (3/28/30) - Trustee-Retired. Executive Vice President, NBD Bank, N.A. and NDB Bancorp, October 1956-March 1995. Trustee, W.K. Kellogg Trust.

    "William H. Cammack (11/24/29) - Trustee*-Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman & CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998."

    Messrs. Looney, Goodrum, McNair, Hall, and Cammack Trustees of the STI Classic Funds (the "Trust"), may be deemed "interested persons" of the Trust as defined in the Investment Company Act of 1940. The remaining Trustees, Messrs. Germany, Gooch, and Walton, and Professor Sliger, are not considered "interested persons" of the Trust. Accordingly, an asterisk (*) should be added on page B-25 of the Statement of Additional Information after the word "Trustee" with respect to Messrs. Looney, Goodrum, and McNair.

    In addition, the biographical information on page 26 for Professor Sliger should be replaced with the following information:

    "DR. BERNARD F. SLIGER (9/30/24) - Trustee-Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-1991; previous 4 years, EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State, and Southern University; spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988."

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
                       SUPPLEMENT DATED APRIL 9, 1998 TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1997

    THIS SUPPLEMENT SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE STATEMENT OF ADDITIONAL INFORMATION, AND PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

    At a meeting held on February 18, 1998, the Trustees of the STI Classic Funds elected two new Trustees to the Board. The following two paragraphs should be added to page 12 in the Statement of Additional Information:

    "Jonathan T. Walton (3/28/30) - Trustee-Retired. Executive Vice President, NBD Bank, N.A. and NDB Bancorp, October 1956-March 1995. Trustee, W.K. Kellogg Trust.

    "William H. Cammack (11/24/29) - Trustee*-Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman & CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998."

    Messrs. Looney, Goodrum, McNair, Hall, and Cammack Trustees of the STI Classic Funds (the "Trust"), may be deemed "interested persons" of the Trust as defined in the Investment Company Act of 1940. The remaining Trustees, Messrs. Germany, Gooch, and Walton, and Professor Sliger, are not considered "interested persons" of the Trust. Accordingly, an asterisk (*) should be added on page B-25 of the Statement of Additional Information after the word "Trustee" with respect to Messrs. Looney, Goodrum, and McNair.

    In addition, the biographical information on page 12 for Professor Sliger should be replaced with the following information:

    "DR. BERNARD F. SLIGER (9/30/24) - Trustee-Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-1991; previous 4 years, EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State, and Southern University; spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988."

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
                        SUPPLEMENT DATED APRIL 10, 1998
                         TENNESSEE TAX-EXEMPT BOND FUND

    THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUSES.

        Effective April 13, 1998, the STI Classic Funds Tennessee Tax-Exempt Bond Fund will cease operations and will be closed to all investors.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.